UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund
The fund's portfolio

12/31/10 (Unaudited)
Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
TAN -- Tax Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.3%)(a)
	Rating(RAT)	Principal amount	Value

California (92.7%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A	$20,750,000	$21,902,870
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	5,625,000	5,502,150
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
NATL, 5 1/4s, 10/1/21	A	9,500,000	9,278,365
AMBAC, zero %, 10/1/19	A3	48,270,000	28,126,445
Anaheim, COP, NATL, 6.2s, 7/16/23	BBB	32,000,000	32,129,280
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
NATL, 5s, 10/1/29	A1	1,945,000	1,808,072
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, AGM, zero %, 9/1/30	AAA	1,290,000	326,499
(Cap. Appn. Sub. Pub. Impt.), Class C, AGM, zero %,
9/1/22	AAA	6,500,000	3,252,275
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, AGM, zero %, 8/1/18	AAA	1,500,000	1,058,280
Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s,
4/1/31 (T)	Aa2	13,600,000	13,462,368
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,125,783
CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	10,500,000	10,695,405
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	10,225,950
CA Edl. Fac. Auth. Rev. Bonds
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,652,227
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	4,747,550
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,195,934
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,270,659
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	5,000,000	4,431,450
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,058,836
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	2,781,069
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,750,109
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,194,825
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,365,435
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa2	1,970,000	1,672,018
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,250,000	1,251,625
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,269,326
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,071,680
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,417,400
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	9,839,272
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	5,860,688
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(CA-NV Methodist), 5s, 7/1/26	A-	1,745,000	1,610,286
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	2,750,000	2,731,328
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	12,838,302
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	5,691,750
(Kaiser Permanente), Ser. A, 5 1/4s, 4/1/39	A+	4,025,000	3,712,741
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,615,689
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,500,000	5,961,175
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	9,033,200
(Sutter Hlth.), Ser. A, 5s, 11/15/42	Aa3	2,300,000	2,005,393
Ser. B, AMBAC, 5s, 7/1/21	A2	3,500,000	3,508,925
CA Hsg. Fin. Agcy. Rev. Bonds
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	10,000	10,146
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	5,000,000	4,067,350
(Home Mtge.), Ser. I, 4.6s, 8/1/21	A	5,000,000	4,560,100
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	A	2,500,000	2,132,325
(Home Mtge.), Ser. L, 5.2s, 8/1/28	A	4,500,000	4,423,545
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	8,050,000	6,453,927
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	A2	1,650,000	1,488,300
Ser. J, 5 3/4s, 8/1/47	A	4,165,000	4,206,400
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A1	12,000,000	12,510,120
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A2	4,985,000	4,616,060
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/2s, 2/1/39	Baa2	9,000,000	7,641,000
5 1/4s, 2/1/46	Baa2	11,000,000	8,744,450
5 1/4s, 2/1/37	Baa2	14,650,000	12,109,690
CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5 7/8s, 10/1/34	Baa1	6,500,000	6,454,044
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	221,397

(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa1	11,050,000	10,281,915
(Loma Linda U.), 5s, 4/1/28	A2	2,000,000	1,821,720
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	4,000,000	3,894,840
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	731,501
CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim
Place Claremont), Ser. A, 6 1/8s, 5/15/39	A-	5,835,000	5,807,225
CA Poll. Control Fin. Auth. Rev. Bonds (San Jose Wtr.
Co.), 5.1s, 6/1/40	A	4,500,000	4,075,335
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.)
Ser. F, 0.26s, 11/1/26	A-1+	20,950,000	20,950,000
Ser. E, 0.26s, 11/1/26	VMIG1	12,800,000	12,800,000
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.)
Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	7,512,900
Ser. B, 5s, 7/1/27	BBB	4,500,000	4,230,225
CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	4,000,000	3,551,640
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	43,000,000	45,989,790
5 3/4s, 4/1/31	A1	40,620,000	40,933,585
5 1/2s, 3/1/26	A1	2,000,000	2,034,120
5 1/4s, 3/1/30	A1	5,000,000	4,841,250
5 1/4s, 3/1/30	A1	2,155,000	2,086,579
5 1/4s, 12/1/23	A1	10,750,000	10,879,645
5 1/8s, 3/1/25	A1	2,060,000	2,058,826
5 1/8s, 3/1/24	A1	2,435,000	2,452,946
5s, 10/1/29	A1	2,800,000	2,649,836
CA State Dept. of Wtr. Resources Rev. Bonds
AGM, 5 1/8s, 12/1/29 (Prerefunded 12/1/11)	AAA	115,000	119,906
(Central Valley), Ser. AE, 5s, 12/1/29	AAA	1,150,000	1,178,543
CA State Enterprise Auth. Swr. Fac. Rev. Bonds
(Anheuser-Busch), 5.3s, 9/1/47	BBB+	2,000,000	1,826,140
CA State Pub. Wks. Board Rev. Bonds
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	3,818,850
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	590,335
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s,
4/1/29	A2	490,000	501,549
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	4,737,909
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	2,709,000
(Regents U.), Ser. E, 5s, 4/1/27	Aa2	6,850,000	6,969,807
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	8,372,983
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,033,239
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	1,826,481
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,441,044
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,503,375
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	11,207,670
Ser. I-1, 6 1/8s, 11/1/29	A2	4,000,000	4,099,480
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, NATL, 6 1/2s, 9/1/17	A2	28,000,000	30,788,240
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	A2	17,250,000	17,570,332
CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s,
11/1/28	Aa2	5,000,000	5,266,250
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	13,036,059
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	7,382,070
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,312,040
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	BBB	1,630,000	1,548,467
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,225,000	569,074
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB-	4,500,000	4,281,075
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	12,000,000	11,788,920
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A-	5,000,000	5,148,900
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A-	7,500,000	7,535,400
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A-	1,055,000	1,063,345
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A-	3,685,000	3,318,748
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	10,776,040
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	14,000,000	12,600,980
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	8,890,000	7,742,834
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB	6,000,000	6,344,340
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB	1,000,000	813,760
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	4,820,000	4,198,075
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	1,806,660
(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	2,415,000	2,438,764
Ser. C, 5 1/4s, 8/1/31	A+	7,600,000	7,127,736
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,025,000	2,810,800
CA Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded 6/1/12)	AAA/F	4,195,000	4,477,324
zero %, (5.25s, 12/1/18) 6/1/21 (STP)	Baa3	10,000,000	8,980,700
Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 11/1/21	AA	2,250,000	1,248,120
Castaic Lake, Wtr. Agcy. Certificates of Participation
(Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	3,514,800
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, NATL, zero %, 8/1/23	A	5,855,000	2,647,514
Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO,
5s, 6/1/30	AA+	3,540,000	3,479,431
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,617,138
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,027,100
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB+/P	2,465,000	2,241,326

(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	360,000	324,662
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	2,853,500
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,487,500
Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa2	1,280,000	664,461
zero %, 8/1/21	Aa2	4,500,000	2,538,270
Commerce, Joint Pwr. Fin. Auth. Tax Alloc. Bonds
(Redev. No. 1), Ser. A, AMBAC, 5s, 8/1/26	BBB+	250,000	222,363
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded 8/1/21)	AAA/P	66,780,000	37,715,341
Compton, Unified School Dist. G.O. Bonds (Election
of 2002), Ser. D, AMBAC
zero %, 6/1/18	A2	7,295,000	5,178,939
zero %, 6/1/17	A2	7,145,000	5,454,279
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, NATL, zero %, 9/1/17 (Prerefunded 9/1/17)	A	35,000,000	21,626,850
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	2,395,000	2,398,090
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	20,200,000	18,656,921
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A1	7,000,000	6,385,540
5 1/4s, 4/1/24	A1	7,500,000	7,354,350
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded 2/4/11)	AAA/P	9,650,000	10,898,324
Folsom Cordova, Unified School Dist. G.O. Bonds
(School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %,
10/1/25	A+	1,505,000	592,503
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	16,791,060
NATL, 5 3/8s, 1/15/14	Baa1	5,000,000	5,036,050
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,594,940
Glendora, Unified School Dist. G.O. Bonds (Election
of 2005), Ser. B, AGO, zero %, 8/1/36	AAA	5,100,000	865,011
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded 6/1/13)	Aaa	6,075,000	7,014,924
Ser. 03 A-1, 6 1/4s, 6/1/33	Aaa	10,345,000	11,279,877
Ser. A-1, 5 3/4s, 6/1/47	Baa3	2,000,000	1,349,080
Ser. A-1, 5 1/8s, 6/1/47	Baa3	10,375,000	6,288,080
Ser. A-1, 5s, 6/1/33	Baa3	24,340,000	16,689,695
Ser. A-1, 4 1/2s, 6/1/27	Baa3	3,675,000	2,831,624
Ser. S-B, zero %, 6/1/47	BB	24,000,000	495,120
Ser. A, AMBAC, zero %, 6/1/24	Aa3	15,500,000	6,671,045
Ser. A, 4.55%, 6/1/22	AA+	4,085,000	3,971,478
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	A	2,000,000	1,134,660
zero %, 2/1/20	A	2,480,000	1,449,262
Huntington Beach, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,604,996
5.8s, 9/1/23	BB/P	1,000,000	950,890
Irvine Ranch, Wtr. Dist. VRDN, 0.69s, 4/1/33	VMIG1	7,900,000	7,900,000
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BBB/P	1,000,000	980,240
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 00-18-Group 2), 5.6s, 9/2/22	BBB/P	5,000,000	4,957,400
(Dist. No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,740,430
(Dist. No. 04-20), 5s, 9/2/25	BB-/P	2,000,000	1,854,480
(Dist. No. 04-20), 5s, 9/2/21	BB-/P	1,000,000	951,480
(Dist. No. 04-20), 5s, 9/2/20	BB-/P	1,000,000	965,750
(Dist. No. 04-20), 5s, 9/2/19	BB-/P	1,000,000	983,400
(Dist. No. 04-20), 4 7/8s, 9/2/18	BB-/P	1,000,000	990,180
(Dist. No. 04-20), 4.8s, 9/2/17	BB-/P	1,000,000	999,940
(Dist. No. 04-20), 4.7s, 9/2/16	BB-/P	1,350,000	1,391,513
(Dist. No. 04-20), 4 5/8s, 9/2/15	BB-/P	1,290,000	1,323,888
(Dist. No. 04-20), 4 1/2s, 9/2/14	BB-/P	1,235,000	1,262,516
(Dist. No. 04-20), 4.4s, 9/2/13	BB-/P	1,180,000	1,206,987
(Dist. No. 04-20), 4.3s, 9/2/12	BB-/P	1,000,000	1,015,000
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	705,000	605,884
Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	AA+	5,245,000	5,318,587
AGM, zero %, 11/1/23	AAA	1,395,000	665,178
Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/2s, 11/15/28	A2	5,000,000	4,893,950
Los Angeles, Cmnty. College Dist. G.O. Bonds (Election
of 2008), Ser. A, 6s, 8/1/33	Aa1	10,000,000	10,711,400
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, AGM, 5s, 12/1/27	AA+	16,000,000	15,170,880
Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl.
Arpt.), Ser. D, 5s, 5/15/40	AA	5,000,000	4,756,150
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/188 (Prerefunded 10/1/18)	AAA	16,565,000	19,716,657
Los Angeles, Unified School Dist. G.O. Bonds, Ser. F,
5s, 7/1/29	Aa2	2,000,000	1,941,280
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	5,000,000	5,179,150
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa1	20,000,000	23,273,400
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, NATL, zero %, 8/1/24	A1	1,200,000	528,096
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM,
zero %, 9/1/31	AAA	6,445,000	1,519,021
Napa Valley, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. C, NATL
zero %, 8/1/22	AA-	5,000	2,602
zero %, 8/1/21	AA-	8,575,000	5,009,172
Natomas, Unified School Dist. G.O. Bonds, FGIC, zero
%, 8/1/29	A	4,210,000	1,154,971

North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,260,000	6,129,291
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,845,000	3,177,508
Ser. D, 5s, 9/1/26	BBB-/P	1,745,000	1,540,956
Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale
Transit Village), Ser. B, 0.31s, 7/1/33	VMIG1	1,300,000	1,300,000
Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	AA+	3,690,000	3,746,974
Oakland, Unified School Dist. Alameda Cnty., G.O.
Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	A1	4,000,000	4,097,480
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB-/P	2,750,000	2,513,830
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,398,690
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB-/P	1,000,000	959,550
Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004),
Ser. A, AGO
zero %, 8/1/27	AAA	3,395,000	1,137,188
zero %, 8/1/26	AAA	5,000,000	1,816,200
zero %, 8/1/24	AAA	5,130,000	2,196,050
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	5,851,440
5 1/2s, 9/1/31	A+	1,000,000	966,400
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	2,686,320
Poway, Unified School Dist. G.O. Bonds (Election
of 2008), zero %, 8/1/29	Aa3	11,350,000	3,367,772
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	B+/P	5,500,000	4,494,105
Rancho Cordova, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BBB-/P	1,485,000	1,295,529
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa1	12,000,000	9,430,560
(Eisenhower Med.), Ser. B, NATL, 4 7/8s, 7/1/22	Baa1	4,000,000	3,832,920
Redding, Elec. Syst. COP, NATL, 6.368s, 7/1/22
(Prerefunded 7/1/22)	Baa1	19,690,000	22,966,219
Redwood City, Redev. Agcy., TAN (Redev. Area 2-A),
AMBAC, zero %, 7/15/22	A-	3,230,000	1,471,104
Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic
Ctr.), AGO, 5 3/4s, 8/1/29	AA+	2,000,000	2,068,220
Rio Linda, Unified School Dist. G.O. Bonds (Election
of 2006), AGM, 5s, 8/1/31	AA+	6,000,000	5,901,360
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), NATL,
4 3/4s, 11/1/36	Baa1	1,470,000	1,192,949
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BB-	4,250,000	3,466,343
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), NATL, zero %, 8/1/25	A	1,340,000	495,921
Sacramento City Fin. Auth. TAN, Ser. A, FGIC, NATL,
zero %, 12/1/23	A	15,815,000	6,603,711
Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A2	2,650,000	2,393,666
Ser. A, AGM, 5s, 7/1/28	AA+	1,500,000	1,498,260
Ser. A, AGM, 5s, 7/1/26	AA+	5,000,000	5,043,450
Ser. A, AGM, 5s, 7/1/25	AA+	3,990,000	4,044,703
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,470,765
5.7s, 9/1/23	BBB-/P	4,905,000	4,919,911
Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	3,396,975
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A	5,000,000	2,906,750
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser.
K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	12,076,610
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), NATL, 5s, 7/1/19	Baa1	1,070,000	1,111,035
San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa2	1,000,000	1,066,920
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5 1/4s, 3/1/40	A2	1,000,000	899,750
Ser. A, 5 1/4s, 9/1/35	A2	1,500,000	1,363,185
Ser. A, 5 1/4s, 3/1/25	A2	6,065,000	6,046,562
(Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa2	1,000,000	936,540
Ser. A, 5s, 9/1/26	A2	6,265,000	5,995,605
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,267,958
5 1/8s, 5/15/29	Aa3	7,885,000	7,951,155
San Diego, Redev. Agcy. Rev. Bonds (Centre City),
Ser. A, SGI, 5 1/4s, 9/1/15	A2	3,215,000	3,391,632
San Diego, Redev. Agcy. Tax Alloc. (Centre City),
Ser. A, SGI, 5s, 9/1/22	A2	4,665,000	4,703,440
San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa1	19,000,000	1,826,090
(Election of 2008), Ser. C, zero %, 7/1/44	Aa1	15,000,000	1,650,450
San Francisco City & Cnty., Multi-Fam. Hsg. VRDN,
Ser. A, 0.29s, 8/1/30	A-1+	200,000	200,000
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	AA+	2,250,000	2,307,533
Ser. F, 5s, 5/1/40	A1	3,000,000	2,770,320
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s,
8/1/39	BBB	1,250,000	1,295,763
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
Ser. A, NATL, 5 3/8s, 1/15/29	Baa1	3,000,000	2,595,930
(Toll Road), Ser. A, 5s, 1/1/33	Ba2	34,125,000	26,522,291
(Toll Road), Ser. A, NATL, zero %, 1/15/32	A	25,000,000	4,096,000
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.), Ser. B, Radian Insd., 5s, 8/1/32	A2	3,935,000	3,398,187
San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds, Ser. B,
6 1/4s, 8/1/20	A2	5,025,000	5,516,244
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),

AMBAC, 5s, 12/1/34	A/P	1,000,000	809,830
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	2,922,970
5.8s, 9/1/18	Baa3	1,635,000	1,637,927
San Mateo Cnty., Cmnty. College G.O. Bonds (Election
of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	3,984,534
Ser. A, NATL, zero %, 9/1/26	Aa1	4,000,000	1,653,120
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,594,315
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	11,075,000	11,073,560
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	479,130
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	500,340
Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/24	A1	1,210,000	538,632
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds,
Ser. A, SGI, 5 1/8s, 12/1/35	AA	3,000,000	3,001,440
Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,132,980
5 1/4s, 7/1/32	A/F	1,000,000	914,470
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	3,806,711
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A3	2,850,000	2,838,686
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A3	1,500,000	1,512,210
Ser. A, 5s, 7/1/35	AA-	2,000,000	1,861,000
(Windy Point/Windy Flats), Ser. 1, 5s, 7/1/28	AA-	10,000,000	9,988,400
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, NATL, 5s, 9/1/28	A-	1,500,000	1,419,525
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	B+/P	4,830,000	4,843,959
Sweetwater, High School COP, AGM, 5s, 9/1/27	AA+	7,840,000	7,954,463
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,065,850
zero %, 9/1/14	B+/P	1,725,000	1,299,253
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded 6/1/12)	Aaa	5,000,000	5,337,950
Class A1-SNR, 5 1/8s, 6/1/46	BBB	5,000,000	3,111,100
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	1,399,060
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A,
5 1/2s, 6/1/31	A+	2,000,000	1,990,180
Tracy, Operational Partnership, Joint Powers Auth.
Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA+	2,200,000	2,338,270
6 1/4s, 10/1/33	AA+	3,000,000	3,155,400
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A
5 7/8s, 1/1/29	A1	6,000,000	6,322,080
5 5/8s, 1/1/29	A1	1,000,000	1,037,410
Turlock, Dist. Ser. A, 5s, 1/1/40	A1	8,000,000	7,229,840
Ventura Cnty., Certificates of Participation (Pub.
Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,546,095
5 3/4s, 8/15/28	AA	1,745,000	1,809,600
Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A3	14,000,000	13,993,840
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, SGI, zero %, 11/1/24	A+	2,395,000	1,008,008
			1,474,313,714

Guam (0.1%)
Guam Govt. Wtr. Wks. Auth. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,450,000	2,251,036
			2,251,036

Puerto Rico (6.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	3,285,640
Cmnwlth. of PR, G.O. Bonds
Ser. C, 6s, 7/1/39	A3	3,770,000	3,837,634
Ser. A, 5 1/4s, 7/1/34	A3	2,750,000	2,587,475
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	14,000,000	14,100,520
6s, 7/1/38	Baa1	7,350,000	7,429,307
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
Ser. AA, 5s, 7/1/28	A2	1,200,000	1,133,136
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	14,833,595
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax,
Ser. B, 5s, 7/1/31	A3	5,000,000	4,546,350
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
AGM
5 1/4s, 8/1/20	AA+	2,000,000	2,059,220
5 1/4s, 8/1/18	AA+	2,855,000	2,953,298
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	A3	5,500,000	5,833,960
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/25	A3	3,500,000	3,532,270
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	19,500,000	19,917,885
Ser. C, 5 1/4s, 8/1/41	A1	6,250,000	5,861,938
U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26 (Puerto Rico)	Baa1	5,000,000	4,687,900
Ser. Q, 5s, 6/1/25 (Puerto Rico)	Baa1	5,000,000	4,743,700
			101,343,828

Virgin Islands (0.1%)
VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	1,933,040
			1,933,040

TOTAL INVESTMENTS

Total investments (cost $1,594,070,326)(b)			$1,579,841,618

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31,2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,591,088,443.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,595,070,183, resulting in gross unrealized appreciation and depreciation of $49,834,106 and $65,062,671, respectively, or net unrealized depreciation of $15,228,565.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	17.7%
State Government	16.7
Utilities	13.3
Local Government	10.4
Land	10.1

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	11.2%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $13,462,368 were held by the TOB trust and served as collateral for $6,800,000 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $4,838 for these investments based on an average interest rate of 0.28%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	1,579,841,618	--

Totals by level	$--	$1,579,841,618	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011